Related Party Transactions - Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Short-term employee benefits	$ 1,964	$ 1,447
Share-based compensation	1,022	853
Key management compensation	$ 2,986	$ 2,300